SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 364,930	$ 377,564	$ 542,016	$ 417,990	$ 526,581
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(6,732,217)	(9,465,506)	(19,051,010)	(20,631,860)	(19,639,227)
Collections of receivables	7,097,962	8,231,504	18,241,277	19,044,038	18,305,941
Change in restricted cash	236,291	175,894	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases, net	(356,710)	(250,641)	(727,636)	(349,207)	(209,598)
Capital expenditures for property and equipment and software	(49)	(20)	(2,685)	(3,320)	(2,314)
Net cash from (used in) investing activities	245,277	(1,308,769)	(1,626,504)	(2,006,105)	(1,501,609)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(862,445)	182,943	524,696	(507,796)	43,239
Net change in indebtedness	392,991	299,347	348,974	2,207,606	1,123,609
Dividends paid to CNH Industrial America LLC	(15,000)	(90,000)	(115,000)	(200,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(551)		(23,803)
Redemption of preferred stock of subsidiary	(60,416)
Net cash from (used in) financing activities	(545,421)	392,290	734,867	1,499,810	1,166,848
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,786	(538,915)	(349,621)	(88,305)	191,820
CASH AND CASH EQUIVALENTS
Beginning of period	347,987	697,608	697,608	785,913	594,093
End of period	412,773	158,693	347,987	697,608	785,913
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	966,836	416,763
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	4,143,391	6,422,415
Collections of receivables	(4,142,446)	(6,421,219)
Net cash from (used in) investing activities	945	1,196
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(967,781)	(417,959)
Net cash from (used in) financing activities	(967,781)	(417,959)
CNH Industrial Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(683,880)	(408,899)	(483,934)	(899,140)	(740,547)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity					(9,453)
Net change in indebtedness	698,880	498,899	598,934	1,099,140	750,000
Dividends paid to CNH Industrial America LLC	(15,000)	(90,000)	(115,000)	(200,000)
Net cash from (used in) financing activities	683,880	408,899	483,934	899,140	740,547
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(34,139)	(617,000)	178,599	480,974	(1,069,674)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(5,550,956)	(7,833,353)	(15,819,248)	(16,948,609)	(15,802,666)
Collections of receivables	5,869,591	8,031,668	15,480,203	16,591,756	15,499,698
Purchase of equipment on operating leases, net	(387,904)	(230,967)	(665,734)	(270,607)	(118,412)
Capital expenditures for property and equipment and software	(49)	(14)
Net cash from (used in) investing activities	(69,318)	(32,666)	(1,007,455)	(630,739)	(423,680)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	26,451	530,205	832,831	341,327	1,543,710
Net change in indebtedness	(22,772)	(46,403)	(87,139)	(140,056)	(99,563)
Net cash from (used in) financing activities	3,679	483,802	745,692	201,271	1,444,147
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(99,778)	(165,864)	(83,164)	51,506	(49,207)
CASH AND CASH EQUIVALENTS
Beginning of period	225,343	308,507	308,507	257,001	306,208
End of period	125,565	142,643	225,343	308,507	257,001
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	116,113	986,700	556,278	(68,842)	915,730
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(5,324,652)	(8,054,568)	(15,532,463)	(16,438,038)	(17,733,851)
Collections of receivables	5,370,817	6,621,055	15,062,472	15,206,469	16,703,466
Change in restricted cash	236,291	175,894	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases, net	31,194	(19,674)	(61,902)	(78,600)	(91,186)
Capital expenditures for property and equipment and software		(6)
Net cash from (used in) investing activities	313,650	(1,277,299)	(618,352)	(1,375,966)	(1,077,996)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	78,885	70,697	(17,759)	56,475	(69,879)
Net change in indebtedness	(283,117)	(153,149)	(162,821)	1,248,522	473,172
Preferred dividend paid to CNH Industrial Canada Ltd.	(551)		(23,803)
Redemption of preferred stock of subsidiary	(60,416)
Net cash from (used in) financing activities	(265,199)	(82,452)	(204,383)	1,304,997	403,293
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	164,564	(373,051)	(266,457)	(139,811)	241,027
CASH AND CASH EQUIVALENTS
Beginning of period	122,644	389,101	389,101	528,912	287,885
End of period	$ 287,208	$ 16,050	$ 122,644	$ 389,101	$ 528,912